Income Taxes (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Income Taxes (Details) [Line Items]
Net operating loss	$ 1,541,000	$ 1,047,000
Net operating loss state	392,000	392,000
Net operating loss	$ 165,000
Future taxable income	80.00%
Valuation allowance increase	$ 104,071	181,606
Accrued interest or penalties	$ 20,483	$ 4,000